UNITED STATES 				f13f1205.txt
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2005

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kromm
Title:  Operations Manager
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
      Michael Kromm          Beverly Hills, CA          February 13, 2005
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          50

Form 13F Information Table Value Total:    $5349409
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103   297582  3982622 SH       Sole                  3884122             98500
American Express Company       COM              025816109   406976  7908582 SH       Sole                  7699082            209500
                                                              1997    38800 SH       Other                            38800
Ameriprise Financial Inc.      COM              03076c106    56913  1388126 SH       Sole                  1346226             41900
                                                               318     7760 SH       Other                             7760
CVS Corporation                COM              126650100      402    15200 SH       Sole                    15200
El Paso Corporation            COM              28336L109   234965 19322765 SH       Sole                 18833165            489600
                                                               814    66900 SH       Other                            66900
Electronic Data Systems Corpor COM              285661104   365657 15210373 SH       Sole                 14837473            372900
                                                              1680    69900 SH       Other                            69900
Fannie Mae                     COM              313586109   206996  4240850 SH       Sole                  4134150            106700
                                                               693    14200 SH       Other                            14200
Freddie Mac                    COM              313400301   638104  9764400 SH       Sole                  9559000            205400
                                                              2228    34100 SH       Other                            34100
HCA Inc.                       COM              404119109   139949  2771260 SH       Sole                  2694460             76800
                                                               611    12100 SH       Other                            12100
Johnson & Johnson              COM              478160104    90814  1511045 SH       Sole                  1477745             33300
                                                               475     7900 SH       Other                             7900
Kraft Foods Inc. Class A       COM              50075n104   132212  4693360 SH       Sole                  4562960            130400
                                                               656    23300 SH       Other                            23300
Marsh & McLennan Companies Inc COM              571748102   474179 14930070 SH       Sole                 14549970            380100
                                                              2087    65700 SH       Other                            65700
Merrill Lynch & Co., Inc.      COM              590188108   202334  2987355 SH       Sole                  2885455            101900
                                                               948    14000 SH       Other                            14000
Microsoft Corporation          COM              594918104   166511  6367530 SH       Sole                  6195730            171800
                                                               698    26700 SH       Other                            26700
Old Republic International Cor COM              680223104    67672  2576985 SH       Sole                  2513535             63450
                                                               387    14750 SH       Other                            14750
Pfizer Inc.                    COM              717081103   371652 15937050 SH       Sole                 15549550            387500
                                                              1467    62900 SH       Other                            62900
Pitney Bowes Inc.              COM              724479100    84917  2009880 SH       Sole                  1961280             48600
                                                               570    13500 SH       Other                            13500
Safeway Inc.                   COM              786514208    77379  3270465 SH       Sole                  3147465            123000
                                                               407    17200 SH       Other                            17200
Tenet Healthcare Corporation   COM              88033G100   111022 14493760 SH       Sole                 14044160            449600
                                                               542    70700 SH       Other                            70700
The Coca-Cola Company          COM              191216100   154909  3842950 SH       Sole                  3744350             98600
                                                              1064    26400 SH       Other                            26400
The Interpublic Group of Compa COM              460690100    33080  3427985 SH       Sole                  3209885            218100
                                                               313    32400 SH       Other                            32400
The Kroger Co.                 COM              501044101   152765  8091385 SH       Sole                  7727585            363800
                                                               649    34400 SH       Other                            34400
Time Warner Inc.               COM              887317105   125624  7203215 SH       Sole                  6993415            209800
                                                               628    36000 SH       Other                            36000
Tyco International Ltd.        COM              902124106   269123  9325115 SH       Sole                  9070915            254200
                                                              1146    39700 SH       Other                            39700
Wal-Mart Stores, Inc.          COM              931142103   312040  6667530 SH       Sole                  6502130            165400
                                                              1207    25800 SH       Other                            25800
Wyeth                          COM              983024100   153324  3328057 SH       Sole                  3232657             95400
                                                               723    15700 SH       Other                            15700
REPORT SUMMARY                 50 DATA RECORDS             5349409            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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